Carillon Chartwell Real Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 63.9%	Par	Value
U.S. Treasury Inflation Indexed Bonds
0.75%, 02/15/2042	$9,744,070	$8,119,004
0.63%, 02/15/2043	6,840,450	5,488,925
0.88%, 02/15/2047	6,945,097	5,574,489
1.00%, 02/15/2048	7,538,323	6,191,381
U.S. Treasury Inflation Indexed Notes
0.25%, 01/15/2025	5,458,039	5,391,004
0.13%, 04/15/2025	5,382,367	5,286,462
0.63%, 01/15/2026	10,590,080	10,386,362
2.00%, 01/15/2026	11,093,320	11,072,347
0.13%, 04/15/2026	10,794,510	10,494,053
0.38%, 01/15/2027	7,812,720	7,590,341
2.38%, 01/15/2027	10,918,040	11,095,740
0.13%, 04/15/2027	6,962,625	6,702,601
0.50%, 01/15/2028	6,375,850	6,173,172
1.75%, 01/15/2028	9,008,460	9,081,070
1.25%, 04/15/2028	8,226,581	8,148,516
3.63%, 04/15/2028	5,834,190	6,251,723
0.88%, 01/15/2029	8,900,455	8,688,751
2.13%, 04/15/2029	8,135,360	8,360,888
3.88%, 04/15/2029	6,907,157	7,622,663
0.13%, 01/15/2030	4,529,511	4,225,771
0.13%, 01/15/2031	8,766,217	8,054,315
1.13%, 01/15/2033	9,038,846	8,720,586
TOTAL U.S. TREASURY SECURITIES (Cost $164,442,359)		168,720,164

COMMON STOCKS - 13.2%	Shares	Value
Biotechnology - 1.0%
AbbVie, Inc.	7,700	1,520,596
Viking Therapeutics, Inc. (a)	17,000	1,076,270
		2,596,866

Communications Equipment - 0.5%
Ciena Corp. (a)	23,000	1,416,570

Consumer Staples Distribution & Retail - 0.5%
Target Corp.	8,000	1,246,880

Energy Equipment & Services - 0.6%
Baker Hughes Co.	45,000	1,626,750

Entertainment - 1.0%
Electronic Arts, Inc.	19,000	2,725,360

Financial Services - 1.0%
PayPal Holdings, Inc. (a)	16,000	1,248,480
UWM Holdings Corp.	145,915	1,243,196
		2,491,676

Health Care Providers & Services - 0.7%
Quest Diagnostics, Inc.	12,200	1,894,050

Metals & Mining - 3.5%
Alamos Gold, Inc. - Class A	195,000	3,888,300
Coeur Mining, Inc. (a)	155,000	1,066,400
OceanaGold Corp.	970,000	2,746,941
Rio Tinto PLC - ADR	20,500	1,458,985
		9,160,626

Oil, Gas & Consumable Fuels - 1.7%
Chesapeake Energy Corp. (b)	18,000	1,480,500
EQT Corp.	78,000	2,857,920
		4,338,420

Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd. - ADR (a)	105,000	1,892,100

Software - 1.0%
Oracle Corp.	16,000	2,726,400

Specialty Retail - 0.5%
Camping World Holdings, Inc. - Class A	58,000	1,404,760

Textiles, Apparel & Luxury Goods - 0.5%
Levi Strauss & Co. - Class A	60,000	1,308,000
TOTAL COMMON STOCKS (Cost $28,465,615)		34,828,458

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%	Par	Value
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 6.00%, 06/25/2054 (c)(d)	715,000	734,031
GS Mortgage-Backed Securities Trust
Series 2023-PJ3, Class A3, 5.00%, 10/27/2053 (c)(d)	2,392,156	2,357,675
Series 2023-PJ4, Class A16, 6.50%, 01/25/2054 (c)(d)	910,979	931,682
Series 2023-PJ5, Class A21, 6.00%, 02/25/2054 (c)(d)	2,375,000	2,458,730
JP Morgan Mortgage Trust
Series 2023-10, Class A4, 6.00%, 05/25/2054 (c)(d)	2,924,277	2,944,141
Series 2023-10, Class A7, 6.00%, 05/25/2054 (c)(d)	1,740,000	1,783,037
Series 2023-6, Class A4, 6.00%, 12/26/2053 (c)(d)	884,451	891,072
Series 2023-8, Class A5, 6.00%, 02/25/2054 (c)(d)	1,445,000	1,489,638
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A6, 6.00%, 11/25/2053 (c)(d)	1,225,000	1,255,344
OBX Trust, Series 2023-J2, Class A11, 6.00%, 11/25/2053 (c)(d)	1,500,000	1,530,765
Radian Mortgage Capital Trust, Series 2024-J1, Class A4, 6.00%, 11/25/2054 (c)(d)	1,148,975	1,158,131
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 1.72%, 10/25/2050 (c)(d)	991,287	945,485
Sequoia Mortgage Trust, Series 2023-3, Class A1, 6.00%, 09/25/2053 (c)(d)	1,014,613	1,022,698
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,768,076)		19,502,429

CORPORATE BONDS - 4.5%	Par	Value
Airlines - 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (c)	609,539	607,800

Commercial Services - 0.4%
CPI CG, Inc., 10.00%, 07/15/2029 (c)	1,000,000	1,052,500

Diversified Financial Services - 0.7%
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 06/15/2025 (c)	889,000	888,684
9.75%, 09/15/2029 (c)	900,000	916,932
		1,805,616

Food - 0.5%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029 (c)	1,300,000	1,351,883

Oil, Gas & Consumable Fuels - 1.2%
New Fortress Energy, Inc.
6.75%, 09/15/2025 (c)	1,350,000	1,293,152
6.50%, 09/30/2026 (b)(c)	650,000	546,206
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029 (c)	1,301,000	1,285,303
		3,124,661

Real Estate - 0.5%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	1,360,000	1,258,932

Retail - 0.1%
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (c)	170,000	178,492

Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	2,500,000	2,493,580
TOTAL CORPORATE BONDS (Cost $11,576,410)		11,873,464

EXCHANGE TRADED FUNDS - 3.7%	Shares	Value
iShares Silver Trust (a)(b)	175,000	4,971,750
SPDR Gold Shares (a)	19,500	4,739,670
TOTAL EXCHANGE TRADED FUNDS (Cost $6,619,000)		9,711,420

ASSET-BACKED SECURITIES - 2.0%	Par	Value
FMC GMSR Issuer Trust, Series 2020-GT1, Class A, 4.45%, 01/25/2026 (c)(d)	2,265,000	2,188,349
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053 (c)	1,590,000	1,634,089
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	480,214	471,215
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (c)	202,172	194,939
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	835,411	803,886
TOTAL ASSET-BACKED SECURITIES (Cost $5,311,064)		5,292,478

CONVERTIBLE BONDS - 0.7%	Par	Value
Pharmaceuticals - 0.7%
Jazz Investments I Ltd., 2.00%, 06/15/2026	2,000,000	1,993,000
TOTAL CONVERTIBLE BONDS (Cost $2,007,537)		1,993,000

PREFERRED STOCKS - 0.7%	Shares	Value
Mortgage REITs - 0.7%
Rithm Capital Corp., Series C, 6.38% to 02/15/2025 then 3 mo. LIBOR US + 4.97%, Perpetual (e)	73,000	1,750,540
TOTAL PREFERRED STOCKS (Cost $1,252,390)		1,750,540

AGENCY MORTGAGE-BACKED SECURITIES - 0.6%	Par	Value
Federal Home Loan Mortgage Corp., Pool SD3857, 6.00%, 09/01/2053	1,556,195	1,591,437
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,542,092)		1,591,437

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 2.5%	Shares
First American Government Obligations Fund - Class X, 4.82% (f)	6,532,372	6,532,372

U.S. Treasury Bills - 1.8%	Par
4.91%, 10/31/2024 (g)	5,000,000	4,980,518
TOTAL SHORT-TERM INVESTMENTS (Cost $11,512,046)		11,512,890

TOTAL INVESTMENTS - 101.0% (Cost $251,496,589)		266,776,280
Liabilities in Excess of Other Assets - (1.0)%		(2,724,035)
TOTAL NET ASSETS - 100.0%		$264,052,245

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $6,287,363 which represented 2.4% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024. Investment made with cash collateral received for securities on loan.
(g)	The rate shown is the effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Chartwell Real Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$168,720,164	$–	$168,720,164
Common Stocks	34,828,458	–	–	34,828,458
Commercial Mortgage-Backed Securities	–	19,502,429	–	19,502,429
Corporate Bonds	–	11,873,464	–	11,873,464
Exchange Traded Funds	9,711,420	–	–	9,711,420
Asset-Backed Securities	–	5,292,478	–	5,292,478
Convertible Bonds	–	1,993,000	–	1,993,000
Preferred Stocks	1,750,540	–	–	1,750,540
Agency Mortgage-Backed Securities	–	1,591,437	–	1,591,437
Money Market Funds	6,532,372	–	–	6,532,372
U.S. Treasury Bills	–	4,980,518	–	4,980,518
Total Investments	$52,822,790	$213,953,490	$–	$266,776,280

Refer to the Schedule of Investments for further disaggregation of investment categories.